CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current assets:
Cash and cash equivalents	$ 51,188	318,909	161,393
Restricted cash	70,284	437,875	435,770
Accounts receivable (net of allowance for doubtful accounts of nil as of December 31, 2011 and 2012)	6,645	41,399	48,961
Inventories, net	69,457	432,722	516,256
Leased automobiles held for sale, net	33,162	206,604	147,749
Advances to suppliers	50,732	316,067	219,936
Prepaid expenses and other current assets	5,642	35,148	265,199
Amounts due from related parties	9,283	57,830	74,857
Deferred tax assets	1,084	6,756	6,062
Total current assets	297,477	1,853,310	1,876,183
Non-current assets:
Property and equipment, net	89,999	560,700	325,308
Land use rights, net	2,930	18,256	18,821
Intangible assets, net	17,023	106,058	135,067
Goodwill	11,819	73,634	73,634
Long-term prepayments	4,254	26,500	137,750
Long-term investment	1,806	11,250
Deferred tax assets	1,544	9,624	4,112
Total non-current assets	129,375	806,022	694,692
TOTAL ASSETS	426,852	2,659,332	2,570,875
Current liabilities:
Accounts payable	1,036	6,458	12,568
Bills payable	142,389	887,100	889,158
Advances from customers	8,021	49,974	47,990
Accrued expenses and other current liabilities	71,356	444,553	329,468
Amounts due to related parties			10,000
Unrecognized tax benefits	797	4,963	4,963
Taxes payable	8,727	54,369	33,562
Short-term loans	58,631	365,274	370,883
Total current liabilities	290,957	1,812,691	1,698,592
Non-current liabilities:
Deferred tax liabilities	5,099	31,770	39,193
Total non-current liabilities	5,099	31,770	39,193
TOTAL LIABILITIES	296,056	1,844,461	1,737,785
Commitments and contingencies
Shareholders' equity:
Ordinary shares, par value US$0.00001 per share Authorized - 500,000,000 shares as of December 31, 2011 and 2012 Issued and outstanding - 58,937,912 shares as of December 31, 2011 and 2012	1	4	4
Additional paid-in capital	75,401	469,761	469,761
Retained earnings	52,832	329,147	334,605
Total Lentuo International Inc. shareholders' equity	128,234	798,912	804,370
Noncontrolling interests	2,562	15,959	28,720
TOTAL SHAREHOLDERS' EQUITY	130,796	814,871	833,090
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 426,852	2,659,332	2,570,875